Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17: Income Taxes

The provision for income taxes for the years ended December 31, is as follows:

(In thousands)	2019	2018
Current	$1,181	$203
Deferred	(16)	343
	$1,165	$546

The provision for income taxes includes the following

(In thousands)	2019	2018
Federal Income Tax	$1,244	$714
State Tax	(79)	(168)
	$1,165	$546

The components of the net deferred tax asset, included in other assets as of December 31, are as follows:

(In thousands)	2019	2018
Assets:
Deferred compensation	$970	$895
Allowance for loan losses	2,266	1,909
Postretirement benefits	108	119
Subordinated loan interest	22	23
Investment securities	77	1,002
Loan origination fees	-	35
Held-to-maturity securities	14	21
Stock-based compensation	101	166
Community service activities	22	153
Other	587	374
Total	4,167	4,697
Liabilities:
Prepaid pension	(1,331)	(1,157)
Depreciation	(1,667)	(1,441)
Accretion	(118)	(177)
Intangible assets	(1,004)	(1,004)
Mortgage servicing rights	(5)	(4)
Prepaid expenses and transaction fees	(103)	(69)
Loan origination fees	(29)	-
Total	(4,257)	(3,852)
	(90)	845
Less: deferred tax asset valuation allowance	(136)	-
Net deferred tax (liability) asset	$(226)	$845

Realization of deferred tax assets is dependent upon the generation of future taxable income or the existence of sufficient taxable income within the carry back period.  A valuation allowance is provided when it is more likely than not that some portion, or all of the deferred tax assets, will not be realized.  In assessing the need for a valuation allowance, management considers the scheduled reversal of the deferred tax liabilities, the level of historical taxable income and the projected future level of taxable income over the periods in which the temporary differences comprising the deferred tax assets will be deductible.

Deferred income tax assets and liabilities are determined using the liability method.  Under this method, the net deferred tax asset or liability is recognized for the future tax consequences.  This is attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases as well as net operating and capital loss carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates applied to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.  If current available evidence about the future raises doubt about the likelihood of a deferred tax asset being realized, a valuation allowance is established.  The judgment about the level of future taxable income, including that which is considered capital, is inherently subjective and is reviewed on a continual basis as regulatory and business factors change.

Banking corporations operating in New York State are taxed under the New York State General Business Corporation Franchise Tax provisions.  Under this New York tax law, the tax rate on the business income base is 6.5%.  However, various modifications are available to community banks (defined as banks with less than $8 billion in total assets) regarding certain deductions associated with interest income. However, various modifications are available to community banks (defined as banks with less than $8 billion in total assets) regarding certain deductions associated with interest income.  Commencing on January 1, 2018, the Company changed its elected interest income subtraction methodology under which its New York income tax expense is calculated.  This change in the Company’s interest income subtraction election was adopted following changes to the New York State Tax Code enacted in 2015 and resulted in a reduction of the Company’s effective income tax rate in New York beginning in 2018.  It is anticipated that the Company’s New York effective income tax rate will remain substantially at 0.0% in future periods under current law.  In the first quarter of 2019, the Company established, through a charge to earnings, a valuation allowance in the amount of $136,000 in order to establish a reserve against deferred tax assets related to New York income taxes. The establishment of this reserve increased the Company’s effective tax rate by 2.5% in 2019.  This reserve was established as the items giving rise to the deferred tax assets related to New York taxes are unlikely to further reduce the Company’s income taxes in the future following the adoption of the new subtraction methodology.  There were no valuation allowances against deferred tax assets at December 31, 2018.

In 2019, the Company’s effective tax rate was 21.4%, as compared to 11.9% in 2018.  A reconciliation of the federal statutory income tax rate to the effective income tax rate for the years ended December 31, is as follows:

	2019	2018
Federal statutory income tax rate	21.0%	21.0%
State tax, net of federal benefit	(1.5)	(3.7)
Tax-exempt interest income	(0.9)	(4.3)
Increase in value of bank owned life insurance less premiums paid	(1.7)	(1.9)
Change in valuation allowance	2.5	-
Other	1.9	0.9
Effective income tax rate - Pathfinder Bancorp, Inc.	21.3%	12.0%
Minority interest	0.1	(0.1)
Effective income tax rate	21.4%	11.9%